CONSOLIDATED STATEMENTS OF EQUITY/(DEFICIT) AND REDEEMABLE NONCONTROLLING INTEREST (USD $) In Millions, unless otherwise specified	Total	Redeemable Noncontrolling Interest	Common Stock	Additional Paid-in (Distributed) Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Loss	Noncontrolling Interests
Redeemable Noncontrolling Interest, BALANCE at Dec. 31, 2010	$ 0
BALANCE at Dec. 31, 2010	(358.3)		2.0	(871.8)	477.5	(3.2)	28.1	9.1
Increase (Decrease) in Stockholders' Equity
Stock-based Compensation Awards	42.4		0.1	47.2		(4.9)
Treasury Stock Acquired	(81.6)					(81.6)
Distributions to Noncontrolling Interests	(8.6)							(8.6)
Cash Dividends Declared	(212.5)				(212.5)
Net Earnings	467.2				456.7			10.5
Other Comprehensive Income/(Loss)	(16.6)						(16.7)	0.1
Increase (Decrease) in Temporary Equity
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	8.6							8.6
Redeemable Noncontrolling Interest, BALANCE at Dec. 31, 2011	0
BALANCE at Dec. 31, 2011	(168.0)		2.1	(824.6)	721.7	(89.7)	11.4	11.1
Increase (Decrease) in Stockholders' Equity
Stock-based Compensation Awards	36.6		0	51.8		(15.2)
Treasury Stock Acquired	(139.7)					(139.7)
Distributions to Noncontrolling Interests	(7.6)							(7.6)
Cash Dividends Declared	(244.7)				(244.7)
Net Earnings	587.2				580.4			6.8
Equity Impact of Redeemable Noncontrolling Interest Accretion	(5.0)				(5.0)
Other Comprehensive Income/(Loss)	(29.8)						(29.8)	0
Increase (Decrease) in Temporary Equity
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	7.6							7.6
Acquisition		30.2
Net earnings of redeemable noncontrolling interest		1.1
Redeemable Noncontrolling Interest Accretion		5.0
Redeemable Noncontrolling Interest, BALANCE at Dec. 31, 2012	36.3
BALANCE at Dec. 31, 2012	29.0		2.1	(772.8)	1,052.4	(244.6)	(18.4)	10.3
Increase (Decrease) in Stockholders' Equity
Stock-based Compensation Awards	37.7			56.6		(18.9)
Treasury Stock Acquired	(88.4)					(88.4)
Distributions to Noncontrolling Interests	(8.3)	(1.2)						(8.3)
Cash Dividends Declared	(275.7)				(275.7)
Net Earnings	688.4				683.8			4.6
Equity Impact of Redeemable Noncontrolling Interest Accretion	(28.2)				(28.2)
Other Comprehensive Income/(Loss)	(63.1)	(14.4)					(50.8)	2.1
Other Comprehensive Income Loss net of tax excl RNCI	(48.7)
OtherComprehensiveIncomeLossOther	(5.3)			(5.3)
Increase (Decrease) in Temporary Equity
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	8.3	1.2						8.3
Net earnings of redeemable noncontrolling interest		0.8
Redeemable Noncontrolling Interest Accretion		28.2
Redeemable Noncontrolling Interest, BALANCE at Dec. 31, 2013	49.7	49.7
BALANCE at Dec. 31, 2013	$ 300.5		$ 2.1	$ (721.5)	$ 1,432.3	$ (351.9)	$ (69.2)	$ 8.7